Expense Example (Invesco V.I. Dividend Growth Fund, Series I shares, Invesco V.I. Dividend Growth Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Dividend Growth Fund | Series I shares, Invesco V.I. Dividend Growth Fund
Example
Expense Example, By Year, Column [Text]	Series I shares
1 Year	$ 68
3 Years	247
5 Years	440
10 Years	$ 1,000